Equity-based Compensation (Tables)	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Option Activity

The following tables summarize information about stock options to purchase the Company’s ordinary shares, restricted stock and restricted stock units, as well as changes during the fiscal year ended September 30, 2024:

Stock Options:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding as of October 1, 2023	1,597	$63.41
Granted	—	—
Exercised	(434)	62.03
Forfeited	(4)	65.31
Outstanding as of September 30, 2024	1,159	$63.92
Exercisable as of September 30, 2024	1,150	$63.95

Summary of Restricted Stock and Restricted Stock Units Activity

Restricted Stock:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2023	2,054	$77.28
Granted	1,087	80.27
Vested	(855)	74.43
Forfeited	(111)	82.80
Outstanding as of September 30, 2024	2,175	$79.61

The value of restricted stock vested during fiscal years 2024, 2023 and 2022 was $72,404, $60,646 and $40,615, respectively, based on the market value of the Company's common stock on the vest date.

Restricted Stock Units:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding as of October 1, 2023	560	$79.73
Granted	307	85.60
Vested	(198)	77.65
Forfeited	(50)	80.91
Outstanding as of September 30, 2024	619	$83.21

Employee Equity-Based Compensation Pre-Tax Expense

Equity-based compensation pre-tax expense, including grants of employee stock options, restricted stock, restricted stock units and ESPP for the years ended September 30, 2024, 2023 and 2022 was as follows:

	Year Ended September 30,
	2024	2023	2022
Cost of revenue	$53,409	$42,969	$32,096
Research and development	8,644	7,509	5,631
Selling, general and administrative	42,487	39,220	34,080
Total	$104,540	$89,698	$71,807